SEGMENT INFORMATION (Schedule of Revenues and Long-Lived Assets Within Geographic Areas) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues	$ 64,292	$ 67,825	$ 63,736
Long-lived assets	22,713	22,084
Israel [Member]
Revenues	9,599	8,727	12,406
Long-lived assets	3,996	3,554
Europe [Member]
Revenues	11,232	8,330	7,891
Long-lived assets	1,030	923
North America [Member]
Revenues	15,547	23,467	17,749
South And Latin America [Member]
Revenues	13,152	10,364	13,443
Africa [Member]
Revenues	9,370	7,585	6,611
Other [Member]
Revenues	5,392	9,352	$ 5,636
Long-lived assets	671	666
USA [Member]
Long-lived assets	2,612	2,860
Canada [Member]
Long-lived assets	$ 14,404	$ 14,081